Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB

Account receivables of collaborative arrangement- non-current	1,811,146	1,425,276
Prepayments and other receivables due from YJW and KeKe non-current	54,508,401	63,388,790

Total	56,319,547	64,814,066